Segment Reporting	9 Months Ended
Sep. 30, 2016
Segment Reporting
Segment Reporting

NOTE 10 – SEGMENT REPORTING

The Company’s principal operating segments coincide with the types of products or services to be sold. The Company’s two reportable segments for the three and nine months ended September 30, 2016 were (i) the Product Segment and (ii) the Logistics Services Segment. For the three and nine months ended September 30, 2015, the Company only operated in the Product Segment. The Company’s chief operating decision-maker has been identified as the Chairman and CEO, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Segment information is presented based upon the Company’s management organization structure as of September 30, 2016 and the distinctive nature of each segment. Future changes to this internal financial structure may result in changes to the reportable segments disclosed. There are no inter-segment revenue transactions and, therefore, revenues are only to external customers.

Segment operating profits or loss is determined based upon internal performance measures used by the chief operating decision-maker. The Company derives the segment results from its internal management reporting system. The accounting policies the Company uses to derive reportable segment results are the same as those used for external reporting purposes. Management measures the performance of each reportable segment based upon several metrics, including net revenues, gross profit and operating income (loss). Management uses these results to evaluate the performance of, and to assign resources to, each of the reportable segments. The Company manages certain operating expenses separately at the corporate level and does not allocate such expenses to the segments. Segment income (loss) from operations excludes interest income/expense and other income or expenses and income taxes according to how a particular reportable segment’s management is measured. Management does not consider impairment charges, and unallocated costs in measuring the performance of the reportable segments.

Segment information available with respect to these reportable business segments for the three and nine months ended September 30, 2016 and 2015 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016		2015
Revenues:
Product segment	$35,422	$24,457	$206,851		$1,373,547
Logistics services segment	50,708	-	50,708		-
Total segment and consolidated revenues	86,130	24,457	257,559		1,373,547

Gross profit:
Product segment	7,205	1,523	44,738		107,709
Logistics services segment	16,878	-	16,878		-
Total segment and consolidated gross profit	24,083	1,523	61,616		107,709

Loss from operations
Product segment	$(70,696)	$(103,897)	$(390,335	) $	(163,366)
Logistics services segment	16,878	-	16,878		-
Total segment income (loss)	(53,818)	(103,897)	(373,457)		(163,366)
Unallocated costs	(47,821)	(10,973)	(146,625)		(40,682)
Total consolidated loss from operations	$(101,639)	$(114,870)	$(520,082	) $	(204,048)

	September 30, 2016	December 31, 2015
Total assets:
Product segment	$184,081	$350,372
Logistics services segment	50,708	—
Total segment and consolidated assets	$247,984	$350,372